UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4250

Seligman Investment Grade Fixed Income Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 9/30

Date of reporting period: 6/30/06

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Investment Grade Fixed Income Fund, Inc.
Schedule of Investments (unaudited)

June 30, 2006

	Principal Amount	Value
US Government and Government Agency Securities 61.0%
US Government Securities 41.8%
US Treasury Bonds:
8.125%, 8/15/2021	$ 345,000	$ 444,862
5.375%, 2/15/2031	1,890,000	1,923,224
US Treasury Inflation-Protected Securities
2%, 1/15/2016	441,695	421,939
US Treasury Notes:
4.375%, 1/31/2008	1,560,000	1,541,049
4.875%, 4/30/2008	180,000	179,079
4.5%, 2/15/2009	2,300,000	2,264,334
4.875%, 5/15/2009	505,000	501,726
3.5%, 2/15/2010	2,835,000	2,685,941
4.875%, 5/31/2011	165,000	163,376
4.25%, 8/15/2013	390,000	370,135
5.125%, 5/15/2016	1,165,000	1,163,999
Total US Government Securities		11,659,664

Government Agency SecuritiesØ 10.1%
Fannie Mae:
5.4%, 4/13/2009	740,000	736,384
5.5%, 2/22/2011	905,000	896,726
Freddie Mac:
5.4%, 2/28/2011	450,000	445,823
5.2%, 3/5/2019	785,000	738,073
Total Government Agency Securities		2,817,006

Government Agency Mortgage-Backed Securities††Ø 9.1%
Fannie Mae:
7%, 7/1/2008	15,772	15,899
7%, 2/1/2012	10,567	10,652
6.5%, 5/1/2017	44,072	44,725
5.5%, 2/1/2018	91,976	90,446
7%, 1/1/2032	46,699	47,862
7%, 5/1/2032	96,225	98,635
5.356%, 4/1/2036#	244,432	239,457
5.395%, 2/1/2036	776,575	772,964
6%, 7/2006 TBA	980,000	964,687
Freddie Mac Gold 5%, 7/2006 TBA (MDR)	285,000	266,208
Total Government Agency Mortgage-Backed Securities		2,551,535
Total US Government and Government Agency Securities		17,028,205

Corporate Bonds 36.5%
Aerospace and Defense 0.5%
United Technologies 6.05%, 6/1/2036	130,000	128,321

Beverages 0.4%
Anheuser-Busch 7.55%, 10/1/2030	90,000	104,682

Capital Markets 3.2%
Ameriprise Financial 5.35%, 11/15/2010	295,000	289,523
Bear Stearns 5.7%, 11/15/2014	150,000	146,797
Goldman Sachs Group 5.35%, 1/15/2016	110,000	104,074
Lehman Brothers Holdings 5.75%, 5/17/2013	265,000	261,267
Merrill Lynch 6.05%, 5/16/2016	100,000	99,524
		901,185

Chemicals 1.1%
E. I. du Pont de Nemours 6.875%, 10/15/2009	290,000	300,816

Commercial Banks 1.4%
KeyCorp 5.418%, 6/2/2008#	140,000	140,297
US Bank 6.375%, 8/1/2011	140,000	144,236
Wells Fargo Bank 5.75%, 5/16/2016	115,000	113,323
		397,856
Consumer Finance 4.2%
Capital One Bank 5%, 6/15/2009	280,000	274,443
Capital One Financial 5.5%, 6/1/2015	405,000	383,694
General Electric Capital 5.5%, 4/28/2011	220,000	218,576
Nissan Motor Acceptance 5.625%, 3/14/2011†	315,000	310,177
		1,186,890
Diversified Financial Services 2.7%
Bank of America 6.25%, 4/15/2012	265,000	271,740
CIT Group:
4.75%, 8/15/2008	205,000	201,191
6%, 4/1/2036	105,000	96,538
Citigroup 5.875%, 2/22/2033	60,000	56,174
JPMorgan Chase 5.6%, 6/1/2011	125,000	124,225
		749,868
Diversified Telecommunication Services 3.4%
BellSouth 4.2%, 9/15/2009	330,000	314,838
Embarq 7.082%, 6/1/2016	165,000	164,382
Verizon Communications 5.35%, 2/15/2011	250,000	243,769
Verizon Global Funding 7.75%, 12/1/2030	200,000	216,323
		939,312

Electric Utilities 3.5%
Carolina Power & Light 5.25%, 12/15/2015	245,000	231,317
Commonwealth Edison 3.7%, 2/1/2008	140,000	135,649
Ohio Power 6%, 6/1/2016	165,000	163,005
Progress Energy:
7.75%, 3/1/2031	75,000	83,899
7%, 10/30/2031	75,000	77,399
San Diego Gas & Electric 6%, 6/1/2026	130,000	128,151
Tampa Electric 6.55%, 5/15/2036	165,000	166,194
		985,614
Food and Staples Retailing 1.0%
Wal-Mart Stores 6.875%, 8/10/2009	280,000	290,157

Food Products 0.6%
Wm. Wrigley Jr. 4.65%, 7/15/2015	180,000	165,076

Health Care Providers and Services 1.8%
Aetna 5.75%, 6/15/2011	125,000	124,253
Humana 6.3%, 8/1/2018	165,000	161,116
UnitedHealth Group 3.3%, 1/30/2008	220,000	211,944
		497,313

Hotels, Restaurants and Leisure 0.6%
Harrah's Operating 6.5%, 6/1/2016	165,000	161,062

Household Products 0.3%
Procter & Gamble 5.5%, 2/1/2034	90,000	83,226

Insurance 1.2%
ACE INA Holdings 6.7%, 5/15/2036	165,000	158,721
Allstate 5.95%, 4/1/2036	90,000	82,982
Prudential Financial 5.9%, 3/17/2036	90,000	83,203
		324,906
Media 1.4%
Comcast:
5.9%, 3/15/2016	190,000	182,878
6.45%, 3/15/2037	100,000	94,230
Viacom 6.25%, 4/30/2016†	115,000	111,837
		388,945

Multi-Utilities 0.8%
Alabama Power 5.4%, 8/25/2009#	165,000	165,609
Southern California Edison 5%, 1/15/2016	75,000	69,905
		235,514
Oil, Gas and Consumable Fuels 4.0%
ConocoPhillips Autralia Funding 5.5%, 4/15/2013	205,000	202,352
Enterprise Products Partners 5%, 3/1/2015	185,000	167,350
Pemex Project Funding 8%, 11/15/2011	330,000	349,635
Valero Energy 6.875%, 4/15/2012	245,000	254,259
XTO Energy 5.65%, 4/1/2016	165,000	156,746
		1,130,342
Pharmaceuticals 0.7%
Abbott Laboratories 5.875%, 5/15/2016	85,000	84,428
Bristol-Myers Squibb 5.75%, 10/1/2011	115,000	114,822
		199,250

Real Estate Management and Development 1.2%
ERP Operating 5.2%, 4/1/2013	340,000	326,424

Thrift and Mortgage Finance 2.5%
Abbey National Capital Trust 8.963%, 12/29/2049#	115,000	139,909
Countrywide Funding 5.625%, 7/15/2009	445,000	443,072
Residential Capital 6.375%, 6/30/2010	110,000	108,597
		691,578
Total Corporate Bonds		10,188,337

Asset-Backed Securities†† 1.0%
Thrifts and Mortgage Finance 1.0%
Equifirst Mortgage Loan Trust 3.51%, 12/25/2032#	283,912	272,932

Collateralized Mortgage Obligation†† 1.6%
Commercial Banks 1.6%
Wells Fargo 4.733%, 7/25/2034#	483,763	462,326

Time Deposit 3.6%
Citibank N.A., Nassau 4.94%, 7/3/2006	1,007,000	1,007,000

Total Investments 103.7%		28,958,800
Other Assets Less Liabilities (3.7)%		(1,021,096)
Net Assets 100.0%		$27,937,704

______________

†	The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.
††
Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.

Ø	Securities issued by these agencies are neither guaranteed nor insured by the United States Government.
#	Floating rate security; the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at June 30, 2006.
MDR - Mortgage dollar roll.
TBA - To be announced.

The cost of investments for federal income tax purposes was $29,182,815. The tax basis gross appreciation and depreciation of portfolio securities were $18,041 and $242,056, respectively.

Security Valuation - Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund's investment adviser, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.  Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN INVESTMENT GRADE FIXED INCOME FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	August 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	August 24, 2006

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	August 24, 2006

SELIGMAN INVESTMENT GRADE FIXED INCOME FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.